Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2018	$ 99,414	$ 6,279	$ 50,173	$ 54,105	$ (6,099)	$ (5,044)
Increase (Decrease) in Stockholders' Equity
Net income	16,114			16,114
Other comprehensive income (loss)	2,344				2,344
Stock dividend		241	5,554	(5,795)
Cash dividends declared, common stock	(2,834)			(2,834)
Balance at Dec. 31, 2019	115,038	6,520	55,727	61,590	(3,755)	(5,044)
Increase (Decrease) in Stockholders' Equity
Net income	14,293			14,293
Other comprehensive income (loss)	5,283				5,283
Purchase of treasury stock	(906)					(906)
Stock dividend		249	3,580	(3,829)
Cash dividends declared, common stock	(3,119)			(3,119)
Balance at Dec. 31, 2020	130,589	6,769	59,307	68,935	1,528	(5,950)
Increase (Decrease) in Stockholders' Equity
Net income	22,517			22,517
Other comprehensive income (loss)	1,765				1,765
Purchase of treasury stock	(2,148)					(2,148)
Stock dividend		255	5,130	(5,385)
Cash dividends declared, common stock	(3,767)			(3,767)
Balance at Dec. 31, 2021	$ 148,956	$ 7,024	$ 64,437	$ 82,300	$ 3,293	$ (8,098)